TAXATION - Reconciliation (Details)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION
PRC statutory EIT rate	34.00%	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions		1.00%	2.00%	(2.00%)
Effect of future tax rate change		2.00%	1.00%	(22.00%)
Change of prior year deferred tax assets		(15.00%)	(11.00%)	(8.00%)
Change of valuation allowance		(18.00%)	(2.00%)	61.00%
Income not subject to tax and non-deductible expenses, net		0.00%	0.00%	(1.00%)
Effect of expired net operating loss		5.00%	(15.00%)	(53.00%)
Effective EIT rate		0.00%	0.00%	0.00%